Earnings / (loss) per share - Schedule of basic and diluted earnings / (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net income / (loss) attributable to equity holders of the parent - basic	$ 106,683	$ (115,176)
Convertible notes interest expense	12,032	0
Net income / (loss) attributable to equity holders of the parent - diluted	$ 118,715	$ (115,176)
Basic weighted average number of shares (in shares)	55,502,389	54,388,504
Effect of dilutive potential basic shares:
Restricted stock (in shares)	2,283,834	0
Convertible Notes (in shares)	6,825,428	0
Dilutive shares (in shares)	9,109,262	0
Diluted weighted average number of shares (in shares)	64,611,651	54,388,504
Earnings / (Loss) Per Share:
Basic (in dollars per share)	$ 1.92	$ (2.12)
Diluted (in dollars per share)	$ 1.84	$ (2.12)